Cover Page	Jul. 23, 2024
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001872371
Document Type	8-K
Document Period End Date	Jul. 23, 2024
Entity Registrant Name	Oaktree Strategic Credit Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01471
Entity Tax Identification Number	87-6827742
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true